GUARANTEES GRANTED TO SUBSIDIARIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Amount	$ 297,908,081	$ 224,818,416
- Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount	14,392,213	$ 6,410,413
Guarantees | - Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Line of credit	14,392,213
Guarantees | Maximum | - Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount	$ 29,005,000